Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProShares Trust
Prospectus Date	rr_ProspectusDate	Oct. 15, 2023
Document Creation Date	dei_DocumentCreationDate	Oct. 13, 2023